Cover	Oct. 14, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 14, 2026
Entity File Number	001-40867
Entity Registrant Name	Empery Digital Inc.
Entity Central Index Key	0001829794
Entity Tax Identification Number	84-4882689
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2512 W Pecan St, Unit 230
Entity Address, City or Town	Pflugerville
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78660
City Area Code	(512)
Local Phone Number	400-4271
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	EMPD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false